PROPERTY, PLANT AND EQUIPMENT - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 36,097
Additions	457
Transfer to assets held for sale	(759)
Items recognized through OCI
Change in fair value	(257)
Foreign currency translation	(725)
Items recognized through net income
Depreciation	(565)
Ending balance	34,248
Hydroelectric
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	22,846
Additions	172
Transfer to assets held for sale	0
Items recognized through OCI
Change in fair value	0
Foreign currency translation	(633)
Items recognized through net income
Depreciation	(219)
Ending balance	22,166
Construction in progress	238	$ 183
Right-of-use asset not subject to revaluation	55	55
Wind
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	6,316
Additions	89
Transfer to assets held for sale	(759)
Items recognized through OCI
Change in fair value	(257)
Foreign currency translation	(26)
Items recognized through net income
Depreciation	(183)
Ending balance	5,180
Construction in progress	182	96
Right-of-use asset not subject to revaluation	133	159
Solar
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	6,786
Additions	182
Transfer to assets held for sale	0
Items recognized through OCI
Change in fair value	0
Foreign currency translation	(70)
Items recognized through net income
Depreciation	(157)
Ending balance	6,741
Construction in progress	348	172
Right-of-use asset not subject to revaluation	162	149
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	149
Additions	14
Transfer to assets held for sale	0
Items recognized through OCI
Change in fair value	0
Foreign currency translation	4
Items recognized through net income
Depreciation	(6)
Ending balance	161
Construction in progress	6	1
Right-of-use asset not subject to revaluation	$ 2	$ 2